Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Sep. 30, 2024
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities

Other payables and accrued liabilities consist of the following items:

	As of September 30,
	2024	2023
Service fee payable	$198,815	$197,003
Accrued payroll	39,653	45,004
Mandatory provident fund payable	386	766
Dividend payable	5,187	14,909
Deposits from private placement(1)	2,750,000	—
Others	229	224
Total	$2,994,269	$257,906

(1)	The balance as of September 30, 2024 mainly comprised of a deposit received of US$2.75 million cash from the investors. On September 9, 2024, the Company entered into a Securities Purchase Agreement with certain accredited investors for a private placement offering